BUSINESS COMBINATIONS - Unaudited Pro Forma Consolidated Financial Information (Details) - Obagi and Milk Business Combinations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Pro forma net revenue	$ 200,547	$ 162,583
Pro forma net income (loss)	(86,930)	(145,152)
Less: Pro forma net income (loss) attributable to noncontrolling interest	(25,140)	(26,519)
Pro forma net income (loss) attributable to Waldencast plc	$ (61,790)	$ (118,633)